Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Merchandise held for resale and in transit	₽ 27,106	₽ 15,977
Right of return assets	417	231
Other inventories	752	216
Inventory valuation allowance	(1,913)	(1,082)
Inventories	₽ 26,362	₽ 15,342